Shareholders' Equity (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Shareholders' Equity
Total number of common shares held as treasury stock	77,279	65,647
Total carrying amount of treasury stock	$ 2,643	$ 2,643
Treasury stock, number of shares issued for stock dividends	11,632